Related parties - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€) item	Dec. 31, 2019	Nov. 06, 2019	Aug. 28, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities	€ 32,000	€ 1,071,352,000	€ 1,327,463,000
Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Percentage of ownership interest	25.35%			25.84%	25.10%	22.04%
Number of Directors Represented as Board of Directors | item	2
Minimum Percentage Of Ownership Required To Appoint Investor Board Designees	20.00%
Number of performance obligations | item			2
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities		1,068,981,000	€ 1,299,163,000
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities			€ 26,268,000
Deferred income released		€ 26,300,000